FOREIGN EXCHANGE	12 Months Ended
Dec. 31, 2018
Effect Of Changes In Foreign Exchange Rates [Abstract]
FOREIGN EXCHANGE
FOREIGN EXCHANGE
Bellatrix incurs gains and losses in relation to the foreign currency translation of its Second Lien Notes and Senior Notes. The Second Lien Notes and Senior Notes are translated from United States dollars to Canadian dollars using the closing foreign exchange rate for the period with an unrealized foreign exchange gain or loss included in earnings in the period. Realized and unrealized foreign exchange gains and losses are recognized as Second Lien Notes and Senior Notes and other minor foreign currency based transactions are translated and settled during the period.
During the second quarter of 2018 Bellatrix terminated, at no cost, $62.5 million of United States dollar foreign exchange forward purchase contracts which had a maturity date in May 2020.

($000s)	2018	2017
Unrealized gain (loss) on foreign exchange	(18,617)	22,165
Unrealized gain (loss) on foreign exchange contracts	3,422	(3,867)
Total Unrealized gain (loss) on foreign exchange	$(15,195)	$18,298
Realized gain (loss) on foreign exchange	$(8,296)	$(797)
Gain (loss) on foreign exchange	$(23,491)	$17,501